Pledged assets - Summary of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 432,228	₩ 717,841
Securities
Assets pledged as collateral [Line Items]
Assets pledged as collateral	36,913,729	34,473,552
Securities | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 15,004,325	16,284,795
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Customer RP, etc.
Securities | Financial assets at fair value through profit or loss
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 12,627,388	14,944,525
Reasons for collateral	Customer RP, etc.
Securities | Financial assets at fair value through other comprehensive income
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 9,282,016	3,244,232
Reasons for collateral	Borrowings, Settlement security for Bank of Korea, Borrowing securities, etc.
Deposits | Financial assets at amortised cost
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 1,883,755	958,206
Reasons for collateral	Borrowings, etc.
Property and Equipment (real estate)
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 29,288	300,352
Reasons for collateral	Establishing the right to collateral security, etc.
Assets pledged as collateral
Assets pledged as collateral [Line Items]
Assets pledged as collateral	₩ 38,826,772	₩ 35,732,110